Schedule of Investments (unaudited) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 2.6%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.18%, 09/15/26(b)	USD	210	$211,628
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.88%, 08/15/30(b)		700	697,240
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	98,812
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.79%, 04/20/31(b)		500	491,078

Total Asset-Backed Securities — 2.6% (Cost: $1,509,679)			1,498,758

Foreign Agency Obligations — 0.1%

Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26		13	13,550
6.50%, 03/13/27		13	13,072
5.35%, 02/12/28		12	11,136
5.63%, 01/23/46		10	8,240

			45,998

Total Foreign Agency Obligations — 0.1% (Cost: $44,957)			45,998

Foreign Government Obligations — 0.3%

Colombia — 0.2%
Republic of Colombia, 7.00%, 06/30/32	COP	363,500	115,382

Mexico — 0.1%
United Mexican States:
8.50%, 05/31/29	MXN	11	56,992
5.75%, 10/12/2110	USD	12	12,300

			69,292

Total Foreign Government Obligations — 0.3% (Cost: $186,229)			184,674

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 4.0%

Collateralized Mortgage Obligations — 0.5%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	120	$121,871
Series 2018-3, Class MA, 3.50%, 08/25/57		152	154,409

			276,280

Commercial Mortgage-Backed Securities — 3.2%
AREIT Trust, Series 2018-CRE1, Class A, 3.33%, 02/14/35(a)(c)(d)		101	100,042
BANK, Series 2019-BN16, Class A4, 4.01%, 02/15/52		168	178,326
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.02%, 03/15/52		213	226,055
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		440	443,428
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 03/15/52		230	243,188
CSMC Trust, Series 2016-MFF, Class A, 4.08%, 11/15/33(a)(c)		69	69,591
LMREC, Inc., Series 2016-CRE2, Class A, 4.19%, 11/24/31(a)(c)		86	86,459
RAIT Trust, Series 2017-FL7, Class A, 3.43%, 06/15/37(a)(c)		96	95,295
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A5, 4.02%, 03/15/52		405	427,508

			1,869,892

Interest Only Commercial Mortgage-Backed Securities — 0.3%(c)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/58		836	77,165
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		3,275	61,143
Series 2015-WEST, Class XA, 0.93%, 02/10/37		1,570	76,740

			215,048

Total Non-Agency Mortgage-Backed Securities — 4.0% (Cost: $2,353,632)			2,361,220

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Securities — 82.1%

Agency Obligations — 7.2%
Federal Home Loan Bank, 4.00%, 04/10/28	USD	500	$547,205
Federal Home Loan Bank Discount Notes, 2.43%, 05/24/19(e)		3,700	3,686,818

			4,234,023

Collateralized Mortgage Obligations — 1.8%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41		249	258,135
Series 2017-69, Class HA, 3.00%, 06/25/46		587	590,408
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(f)		155	174,261

			1,022,804

Commercial Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26		80	79,134
Series K079, Class A2, 3.93%, 06/25/28		245	264,053
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K087, Class A2, 3.77%, 12/25/28		171	182,017
Federal Home Loan Mortgage Corp. Variable Rate Notes(f):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		222	225,429
Series K082, Class A2, 3.92%, 09/25/28		45	48,522
Series K086, Class A2, 3.86%, 11/25/28		320	343,177
Federal National Mortgage Association ACES Variable Rate Notes(f):
Series 2017-M15, Class A2, 2.96%, 09/25/27		255	255,815
Series 2018-M7, Class A2, 3.05%, 03/25/28		60	60,286
Series 2019-M1, Class A2, 3.56%, 09/25/28		189	197,554

			1,655,987

Interest Only Commercial Mortgage-Backed Securities — 2.5%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(f)		21,889	48,079
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.54%, 09/25/24(f)		4,956	119,913
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42(f)		919	1
Series 2003-109, 0.00%, 11/16/43(f)		1,741	331
Series 2003-17, 0.00%, 03/16/43(f)		2,124	–
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		1,519	138,646

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)	USD	3,725	$309,604
Series 2016-22, 0.77%, 11/16/55(f)		2,574	137,221
Series 2016-45, 1.01%, 02/16/58(f)		3,331	254,165
Series 2016-92, 1.01%, 04/16/58(f)		699	50,716
Series 2017-30, 0.74%, 08/16/58(f)		738	45,537
Series 2017-44, 0.70%, 04/17/51(f)		751	43,485
Series 2017-53, 0.69%, 11/16/56(f)		2,029	115,967
Series 2017-54, 0.65%, 12/16/58(f)		180	10,680
Series 2017-61, 0.77%, 05/16/59(f)		509	35,625
Series 2017-64, 0.72%, 11/16/57(f)		852	55,229
Series 2017-72, 0.68%, 04/16/57(f)		1,329	81,093

			1,446,292

Mortgage-Backed Securities — 67.8%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		238	237,144
2.50%, 04/15/34(g)		167	166,061
3.00%, 09/01/27 - 12/01/46		565	567,525
3.00%, 04/15/34 - 04/15/49(g)		1,179	1,176,908
3.50%, 04/01/31 - 01/01/48		2,402	2,457,800
3.50%, 04/15/34 - 04/15/49(g)		606	615,968
4.00%, 08/01/40 - 06/01/48		791	828,006
4.00%, 04/15/49(g)		599	616,584
4.50%, 02/01/39 - 07/01/47		287	304,336
4.50%, 04/15/49(g)		284	296,383
5.00%, 10/01/41 - 11/01/41		188	202,735
5.00%, 04/15/49(g)		31	32,826
5.50%, 06/01/41		122	133,523
8.00%, 12/01/29 - 07/01/30		29	33,572
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		136	132,118
2.50%, 04/01/30 - 02/01/33		779	775,767
3.00%, 04/01/29 - 03/01/47		5,257	5,279,378
3.13%, 09/01/27		123	126,581
3.16%, 03/01/27		189	192,934
3.50%, 04/01/29 - 01/01/48		3,685	3,771,459
3.50%, 04/25/34(g)		34	34,774
4.00%, 01/01/26 - 04/01/48		4,107	4,287,142
4.00%, 04/25/34 - 05/25/49(g)		143	147,177
4.50%, 05/01/24 - 12/01/48		2,005	2,127,231
4.50%, 04/25/49 - 05/25/49(g)		2,307	2,402,495
5.00%, 09/01/35 - 08/01/41		250	269,441
5.00%, 04/25/49(g)		1,724	1,822,619
5.50%, 05/01/34 - 12/01/39		249	271,625
6.00%, 04/01/35 - 06/01/41		279	307,289
6.50%, 05/01/40		50	57,470
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		1,760	1,770,922
3.00%, 04/15/49(g)		55	55,236
3.50%, 01/15/42 - 10/20/46		3,130	3,203,548
3.50%, 04/15/49(g)		77	78,665
4.00%, 09/20/40 - 01/15/48		322	334,769
4.00%, 04/15/49 - 05/15/49(g)		1,735	1,789,715
4.50%, 12/20/39 - 02/15/42		1,288	1,356,285
4.50%, 04/15/49(g)		160	166,178
5.00%, 12/15/38 - 07/20/42		115	123,280
5.00%, 04/15/49 - 05/15/49(g)		288	300,773
5.50%, 01/15/34		591	649,374

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Universal Mortgage Backed Securities, 4.00%, 06/25/49(g)	USD	202	$207,446

			39,711,062

Total U.S. Government Sponsored Agency Securities — 82.1% (Cost: $47,886,760)			48,070,168

U.S. Treasury Obligations — 54.3%
U.S. Treasury Bonds:
4.25%, 05/15/39		203	253,798
4.50%, 08/15/39		197	254,353
4.38%, 11/15/39		198	251,599
3.13%, 02/15/43		771	816,929
2.88%, 05/15/43 - 11/15/46		994	1,008,641
3.63%, 08/15/43		736	845,595
3.75%, 11/15/43		781	915,570
3.00%, 02/15/47 - 08/15/48		1,205	1,247,719
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23(h)		1,338	1,346,898
U.S. Treasury Notes:
1.25%, 08/31/19(h)		1,976	1,965,811
1.00%, 10/15/19(h)		1,976	1,960,485
1.63%, 06/30/20 - 07/31/20		2,470	2,445,831
2.63%, 08/31/20(h)		2,695	2,703,830
2.25%, 07/31/21 - 01/31/24(h)		2,470	2,469,213
2.75%, 09/15/21		65	65,762
2.13%, 09/30/21(h)		1,383	1,378,462
1.88%, 04/30/22		1,383	1,368,089
2.75%, 08/31/23 - 08/31/25(h)		3,795	3,881,901
1.63%, 10/31/23(h)		1,087	1,057,914
2.00%, 04/30/24 - 11/15/26		3,684	3,625,648
2.25%, 11/15/25 - 02/15/27		1,295	1,286,598
2.88%, 08/15/28		605	628,586

Total U.S. Treasury Obligations — 54.3% (Cost: $31,422,442)			31,779,232

Total Long-Term Investments — 143.4% (Cost: $83,403,699)			83,940,050

Short-Term Securities — 1.3%

Commercial Paper — 0.8%(e)
Macquarie Bank Ltd., 3.27%, 10/11/19		500	492,633

Total Commercial Paper — 0.8% (Cost: $491,476)			492,633

Security	Shares		Value

Money Market Funds — 0.5%(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%		274,633	$274,633

Total Money Market Funds — 0.5% (Cost: $274,633)			274,633

Total Short-Term Securities — 1.3% (Cost: $766,109)			767,266

Total Options Purchased — 0.0% (Cost: $35,198)			8,278

Total Investments Before Options Written and TBA Sale Commitments — 144.7% (Cost: $84,205,006)			84,715,594

Total Options Written — (0.1)% (Premium Received — $40,908)			(57,223)

	Par (000)

TBA Sale Commitments - (30.2)%(g)

Mortgage-Backed Securities - (30.2)%
Federal Home Loan Mortgage Corp.:
3.50%, 04/15/34 - 04/15/49	USD	606	(615,968)
4.00%, 04/15/49		599	(616,584)
4.50%, 04/15/49		284	(296,383)
5.00%, 04/15/49		31	(32,826)
Federal National Mortgage Association:
2.50%, 04/25/34		334	(331,709)
3.00%, 04/25/34 - 04/25/49		3,718	(3,715,527)
3.50%, 04/25/34 - 04/25/49		5,221	(5,292,533)
4.00%, 04/25/34 - 04/25/49		2,681	(2,758,038)
4.50%, 04/25/49		1,768	(1,842,069)
5.00%, 04/25/49 - 05/25/49		167	(176,493)
5.50%, 04/25/49		88	(93,954)
6.00%, 04/25/49		160	(172,416)
Government National Mortgage Association:
3.00%, 04/15/49		500	(502,149)
3.50%, 04/15/49		673	(687,309)
4.00%, 04/15/49		256	(264,315)
4.50%, 04/15/49		60	(62,317)
5.00%, 04/15/49		100	(104,470)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

TBA Sale Commitments (continued)
Government National Mortgage Association (continued)

Universal Mortgage Backed Securities, 3.00%, 06/25/49	USD	103	$ (102,361)

Total TBA Sale Commitments — (30.2)% (Proceeds: $17,536,908)			(17,667,421)

Total Investments Net of Options Written and TBA Sale Commitments — 114.4% (Cost: $66,627,190)			66,990,950

Liabilities in Excess of Other Assets — (14.4)%			(8,433,483)

Net Assets — 100.0%			$58,557,467

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Annualized 7-day yield as of period end.

(j)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,138,766	(1,864,133)	274,633	$274,633	$5,131	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	3.70%	03/29/19	04/01/19	$2,605,444	$2,606,247	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	2,708,475	2,709,287	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,393,373	1,393,790	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,968,590	1,969,181	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,284,375	1,284,760	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,065,260	1,065,580	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,349,700	1,350,105	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,968,590	1,969,181	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,091,076	1,091,403	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,386,458	1,386,874	U.S. Treasury Obligations	Overnight

				$16,821,341	$16,826,408

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	26	06/19/19	$3,230	$2,082
U.S. Treasury Long Bond	6	06/19/19	898	26,512
U.S. Treasury 2 Year Note	56	06/28/19	11,933	30,087
U.S. Treasury 5 Year Note	19	06/28/19	2,201	14,208
90-day Eurodollar	36	12/16/19	8,781	18,700

				91,589

Short Contracts
U.S. Treasury 10 Year Ultra Note	6	06/19/19	797	(21,966)
U.S. Treasury Ultra Bond	1	06/19/19	168	(8,794)
90-day Eurodollar	36	12/14/20	8,807	(29,148)

				(59,908)

				$31,681

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,000	BRL	161,864	BNP Paribas SA	04/02/19	$659
USD	20,021	BRL	75,863	Goldman Sachs International	04/02/19	645
USD	20,000	BRL	76,987	JPMorgan Chase Bank NA	04/02/19	337
USD	6,000	COP	18,723,000	Natwest Markets plc	04/05/19	128
MXN	292,670	USD	15,000	Citibank NA	04/10/19	59
USD	7,000	CLP	4,606,210	BNP Paribas SA	04/10/19	231
USD	7,000	CLP	4,680,200	JPMorgan Chase Bank NA	04/10/19	122
IDR	123,952,962	USD	8,657	BNP Paribas SA	04/15/19	21
IDR	76,469,588	USD	5,343	Deutsche Bank AG	04/15/19	11
CAD	13,402	USD	10,000	Deutsche Bank AG	04/17/19	33
COP	18,429,996	USD	5,772	Standard Chartered Bank	04/17/19	4
MXN	117,744	USD	6,000	Citibank NA	04/17/19	51
MXN	116,879	USD	6,000	HSBC Bank plc	04/17/19	7
MXN	31,226	USD	1,600	State Street Bank and Trust Co.	04/17/19	5
TRY	28,700	USD	5,000	JPMorgan Chase Bank NA	04/17/19	37
USD	2,000	ARS	86,600	BNP Paribas SA	04/17/19	42
USD	7,136	AUD	10,000	Goldman Sachs International	04/17/19	34
USD	10,000	CAD	13,298	Morgan Stanley & Co. International plc	04/17/19	45
USD	11,848	CLP	8,015,362	BNP Paribas SA	04/17/19	69
USD	5,772	COP	18,283,387	Natwest Markets plc	04/17/19	42
USD	8,773	MXN	167,863	Goldman Sachs International	04/17/19	146
USD	6,000	TRY	33,972	Citibank NA	04/17/19	38
ZAR	159,489	USD	11,000	Barclays Bank plc	04/17/19	34
ZAR	159,498	USD	11,000	Goldman Sachs International	04/17/19	34
USD	5,000	ARS	208,100	BNP Paribas SA	04/22/19	325
USD	6,700	BRL	25,916	BNP Paribas SA	05/03/19	94
USD	4,200	BRL	16,012	Citibank NA	05/03/19	119
USD	43,979	COP	137,654,000	Credit Suisse International	05/30/19	941
USD	49,786	MXN	970,000	Barclays Bank plc	05/30/19	291
AUD	4,000	USD	2,833	Morgan Stanley & Co. International plc	06/19/19	11
ZAR	2,589,788	USD	177,676	HSBC Bank plc	06/19/19	115

						4,730

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	110,785	USD	28,700	BNP Paribas SA	04/02/19	$(405)
BRL	22,667	USD	6,000	Goldman Sachs International	04/02/19	(211)
BRL	176,881	USD	47,321	UBS AG	04/02/19	(2,145)
COP	18,636,000	USD	6,000	Citibank NA	04/05/19	(155)
CLP	15,357,423	USD	23,000	Natwest Markets plc	04/10/19	(432)
USD	15,000	MXN	292,511	HSBC Bank plc	04/10/19	(51)
MXN	418,960	USD	21,646	HSBC Bank plc	04/15/19	(107)
CLP	4,075,800	USD	6,000	BNP Paribas SA	04/17/19	(10)
CLP	3,979,500	USD	6,000	Citibank NA	04/17/19	(152)
COP	22,162,000	USD	7,000	Natwest Markets plc	04/17/19	(55)
MXN	368,833	USD	19,000	Citibank NA	04/17/19	(44)
MXN	135,428	USD	7,000	HSBC Bank plc	04/17/19	(40)
TRY	34,170	USD	6,000	BNP Paribas SA	04/17/19	(3)
USD	14,394	IDR	207,325,270	Bank of America NA	04/17/19	(118)
USD	7,252	IDR	104,790,389	Citibank NA	04/17/19	(83)
USD	5,772	MXN	113,824	Citibank NA	04/17/19	(78)
USD	12,000	TRY	68,818	BNP Paribas SA	04/17/19	(77)
USD	19,500	ZAR	284,472	BNP Paribas SA	04/17/19	(181)
ZAR	464,405	USD	32,235	BNP Paribas SA	04/17/19	(107)
ZAR	129,293	USD	9,000	Citibank NA	04/17/19	(55)
ZAR	68,809	USD	4,765	Morgan Stanley & Co. International plc	04/17/19	(5)
ARS	211,500	USD	5,000	BNP Paribas SA	04/22/19	(249)
ARS	123,750	USD	3,000	Natwest Markets plc	04/25/19	(231)
BRL	100,753	USD	26,000	BNP Paribas SA	05/03/19	(318)
BRL	46,209	USD	12,000	Goldman Sachs International	05/03/19	(222)
USD	5,772	BRL	23,042	Goldman Sachs International	05/03/19	(101)
USD	6,000	TRY	35,940	BNP Paribas SA	05/28/19	(96)
ARS	289,380	USD	7,000	BNP Paribas SA	05/30/19	(819)
COP	46,830,000	USD	14,862	Credit Suisse International	05/30/19	(220)
COP	61,569,000	USD	19,555	JPMorgan Chase Bank NA	05/30/19	(305)
COP	29,255,000	USD	9,290	UBS AG	05/30/19	(144)
MXN	1,030,865	USD	52,800	Barclays Bank plc	05/30/19	(199)
USD	5,000	TRY	30,100	JPMorgan Chase Bank NA	06/17/19	(34)
ARS	69,525	USD	1,500	BNP Paribas SA	06/18/19	(53)
ARS	262,800	USD	6,000	BNP Paribas SA	06/19/19	(538)
BRL	664,960	USD	173,000	JPMorgan Chase Bank NA	06/19/19	(4,146)
IDR	2,553,721,350	USD	177,465	Morgan Stanley & Co. International plc	06/19/19	(393)
RUB	11,676,423	USD	177,676	JPMorgan Chase Bank NA	06/19/19	(1,677)
USD	2,825	AUD	4,000	Goldman Sachs International	06/19/19	(18)

						(14,277)

Net Unrealized Depreciation						$(9,547)

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	10	04/26/19	USD	122.00	USD	1,000	$ 313
U.S. Treasury 10 Year Note	35	04/26/19	USD	122.50	USD	3,500	1,641

							$ 1,954

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	BNP Paribas SA	04/26/19	ZAR	14.40	USD	9	$120

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	210	$—
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	700	2,064
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	850	2,070
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	850	2,070

										$6,204

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar March 2020 Futures	24	03/16/20	USD	98.00	USD	6,000	$(6,600)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.85%	Semi-Annual	Barclays Bank plc	05/20/19	2.85%	USD	2,900	$(28,292)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.38%	Semi-Annual	Citibank NA	03/27/20	2.38%	USD	270	(4,986)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.42%	Semi-Annual	Barclays Bank plc	03/30/20	2.42%	USD	270	(5,387)

										(38,665)

Put 2-Year Interest Rate Swap	3.33%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/30/19	3.33%	USD	2,900	—
10-Year Interest Rate Swap	2.38%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/27/20	2.38%	USD	270	(6,183)
10-Year Interest Rate Swap	2.42%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/30/20	2.42%	USD	270	(5,775)

										(11,958)

										$(50,623)

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.41%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	642	$3,335	$—	$3,335
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.11%	At Termination	03/15/24	EUR	934	6,596	—	6,596
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	195	(559)	—	(559)
1.30%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	03/15/29	EUR	934	(14,619)	—	(14,619)
UK Retail Price Index All Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	642	(2,852)	—	(2,852)

							$(8,099)	$—	(8,099)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value
0.99%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A	03/20/20	GBP	2,195	$(1,154)	$ —	$(1,154)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A	10/07/20	MXN	1,486	65	—	65
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A	11/30/20	USD	2,470	37,197	—	37,197
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A	11/30/20	USD	1,350	(20,330)	8,828	(29,158)
3 month LIBOR	Quarterly	2.63%	Semi-Annual	N/A	01/08/21	USD	3,100	9,822	—	9,822
2.90%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/04/21	USD	2,900	(27,812)	—	(27,812)
2.70%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/07/21	USD	3,000	(17,313)	—	(17,313)
2.33%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/29/21	USD	190	227	—	227
2.35%	Semi-Annual	3 month LIBOR	Quarterly	04/01/19(a)	04/01/21	USD	95	65	—	65
3 month LIBOR	Quarterly	2.39%	Semi-Annual	04/02/19(a)	04/02/21	USD	380	—	—	—
3 month BA	Semi-Annual	1.81%	Semi-Annual	03/22/21(a)	03/22/22	CAD	4,090	(1,027)	—	(1,027)
6 month LIBOR	Semi-Annual	1.25%	Semi-Annual	03/22/21(a)	03/22/22	GBP	2,290	5,778	—	5,778
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	321	386	—	386
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	424	512	—	512
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/29/23	USD	1,035	(7,401)	—	(7,401)
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A	02/02/24	MXN	380	249	—	249
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A	02/05/24	MXN	273	185	—	185
3 month LIBOR	Quarterly	2.61%	Semi-Annual	N/A	02/07/24	USD	700	9,986	—	9,986

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/18/24	USD	1,700	$(32,921)	$ —	$ (32,921)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	15	(182)	—	(182)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A	08/31/25	USD	1,700	(73,777)	—	(73,777)
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A	08/31/25	USD	4,230	(191,569)	—	(191,569)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A	12/21/28	USD	300	(13,186)	—	(13,186)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A	12/24/28	USD	13	(580)	—	(580)
2.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/08/29	USD	77	(1,925)	—	(1,925)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A	01/08/29	USD	137	3,105	—	3,105
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/29/29	USD	11	(368)	—	(368)
2.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/31/29	USD	11	(324)	—	(324)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A	02/26/29	USD	58	1,328	—	1,328
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A	03/19/29	USD	65	1,193	—	1,193
2.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/22/29	USD	34	(378)	—	(378)
3 month LIBOR	Quarterly	2.45%	Semi-Annual	N/A	03/26/29	USD	30	31	—	31
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/02/19(a)	04/02/29	USD	54	—	—	—
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19(a)	04/26/29	USD	34	2,779	—	2,779
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19(a)	04/26/29	USD	11	(785)	—	(785)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19(a)	04/26/29	USD	50	(3,711)	—	(3,711)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19(a)	06/12/29	USD	58	(2,565)	—	(2,565)

								$(324,400)	$ 8,828	$ (333,228)

(a)	Forward swap.

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount(000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Citibank NA	06/20/24	USD	51	$192	$505	$(313)
Republic of the Philippines	1.00%	Quarterly	Citibank NA	06/20/24	USD	43	(849)	(681)	(168)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	140	1,330	2,462	(1,132)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	16	151	281	(130)

							$824	$2,567	$(1,743)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	134	$208	$—	$208
1 day BZDIOVER	At Termination	8.35%	At Termination	Goldman Sachs International	01/02/23	BRL	128	288	—	288
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	01/02/23	BRL	240	1,308	—	1,308
1 day BZDIOVER	At Termination	8.49%	At Termination	Citibank NA	01/02/25	BRL	419	(4)	—	(4)
1 day BZDIOVER	At Termination	8.56%	At Termination	BNP Paribas SA	01/02/25	BRL	206	115	—	115
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	640	(2,617)	—	(2,617)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	810	3,405	—	3,405

								$2,703	$—	$2,703

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52%
3 month BA	3 month Canadian Bankers Acceptances	2.02%
3 month LIBOR	London Interbank Offered Rate	2.60%
6 month LIBOR GBP	London Interbank Offered Rate	0.95%

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CSMC	Credit Suisse Mortgage Capital

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-The-Counter

TBA	To-be-announced

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,498,758	$—	$1,498,758
Foreign Agency Obligations	—	45,998	—	45,998
Foreign Government Obligations	—	184,674	—	184,674
Non-Agency Mortgage-Backed Securities	—	2,261,178	100,042	2,361,220
U.S. Government Sponsored Agency Securities	—	48,070,168	—	48,070,168
U.S. Treasury Obligations	—	31,779,232	—	31,779,232
Short-Term Securities:
Commercial Paper	—	492,633	—	492,633
Money Market Funds	274,633	—	—	274,633
Options Purchased:
Foreign currency exchange contracts	—	120	—	120

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond V.I. Fund

	Level 1	Level 2	Level 3	Total
Interest rate contracts	$1,954	$6,204	$—	$8,158
Liabilities:
TBA Sale Commitments	—	(17,667,421)	—	(17,667,421)

	$276,587	$66,671,544	$100,042	$67,048,173

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$–	$4,730	—	$4,730
Interest rate contracts	91,589	78,232	—	169,821
Other contracts	–	9,931	—	9,931
Liabilities:
Credit contracts	–	(1,743)	—	(1,743)
Foreign currency exchange contracts	–	(14,277)	—	(14,277)
Interest rate contracts	(66,508)	(459,380)	—	(525,888)
Other contracts	–	(18,030)	—	(18,030)

	$25,081	$(400,537)	$—	$(375,456)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contractsand options written.Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $16,826,408 are categorized as level 2 within the disclosure hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

16